Supplemental Guarantor Information - Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income	$ 521	[1]	$ 10,368	$ 12,630	[2],[3]	$ 15,070
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	27	[4]	543	(835)	[2]	(437)
Exchange differences on translation of foreign operations	(379)	[4]	(7,543)	(5,579)	[2]	(7,234)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(352)	[4]	(7,000)	(6,414)	[2]	(7,671)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	0	[4]	0	216	[2]	1,039
Remeasurements of the net defined benefit liability, net of taxes	(16)	[4]	(318)	(511)	[2]	259
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	(16)	[4]	(318)	(727)	[2]	(780)
Total other comprehensive (loss) income, net of tax	(368)	[4]	(7,318)	(7,141)	[2]	(8,451)
Consolidated comprehensive income for the year, net of tax	153	[4]	3,050	5,489	[2]	6,619
Attributable to:
Equity holders of the parent- continuing			4,150	5,541		3,984
Equity holders of the parent- discontinued						2,817
Non-controlling interest-continuing			(1,100)	(52)		(421)
Non-controlling interest- discontinued						239
Consolidated comprehensive income for the year, net of tax	$ 153	[4]	3,050	5,489	[2]	6,619
Parent
Condensed Statement of Income Captions [Line Items]
Consolidated net income			10,307	12,101		13,909
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes			443	(819)		(396)
Exchange differences on translation of foreign operations			(6,283)	(5,013)		(6,937)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods			(5,840)	(5,832)		(7,333)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			0	216		1,039
Remeasurements of the net defined benefit liability, net of taxes			(318)	(511)		223
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods			(318)	(727)		(814)
Total other comprehensive (loss) income, net of tax			(6,158)	(6,559)		(8,147)
Consolidated comprehensive income for the year, net of tax			4,149	5,542		5,762
Attributable to:
Equity holders of the parent- continuing			4,149	5,542		5,762
Equity holders of the parent- discontinued						0
Non-controlling interest-continuing			0	0		0
Non-controlling interest- discontinued						0
Consolidated comprehensive income for the year, net of tax			4,149	5,542		5,762
Combined Wholly-owned Guarantors Subsidiaries
Condensed Statement of Income Captions [Line Items]
Consolidated net income			17,893	17,689		18,460
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes			393	157		(1,102)
Exchange differences on translation of foreign operations			1,485	(10,391)		23,618
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods			1,878	(10,234)		22,516
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			0	0		0
Remeasurements of the net defined benefit liability, net of taxes			(73)	(64)		(6)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods			(73)	(64)		(6)
Total other comprehensive (loss) income, net of tax			1,805	(10,298)		22,510
Consolidated comprehensive income for the year, net of tax			19,698	7,391		40,970
Attributable to:
Equity holders of the parent- continuing			19,698	7,391		40,970
Equity holders of the parent- discontinued						0
Non-controlling interest-continuing			0	0		0
Non-controlling interest- discontinued						0
Consolidated comprehensive income for the year, net of tax			19,698	7,391		40,970
Combined non-guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Consolidated net income			9,610	10,285		15,597
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes			100	(330)		2,142
Exchange differences on translation of foreign operations			(7,543)	(5,578)		(7,127)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods			(7,443)	(5,908)		(4,985)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			0	216		1,039
Remeasurements of the net defined benefit liability, net of taxes			(318)	(899)		101
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods			(318)	(1,115)		(940)
Total other comprehensive (loss) income, net of tax			(7,761)	(7,023)		(5,925)
Consolidated comprehensive income for the year, net of tax			1,849	3,262		9,672
Attributable to:
Equity holders of the parent- continuing			2,949	3,314		7,037
Equity holders of the parent- discontinued						2,817
Non-controlling interest-continuing			(1,100)	(52)		(421)
Non-controlling interest- discontinued						239
Consolidated comprehensive income for the year, net of tax			1,849	3,262		9,672
Eliminations
Condensed Statement of Income Captions [Line Items]
Consolidated net income			(27,442)	(27,445)		(32,896)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes			(393)	157		(1,081)
Exchange differences on translation of foreign operations			4,798	15,403		(16,788)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods			4,405	15,560		(17,869)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			0	(216)		(1,039)
Remeasurements of the net defined benefit liability, net of taxes			391	963		(59)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods			391	1,179		980
Total other comprehensive (loss) income, net of tax			4,796	16,739		(16,889)
Consolidated comprehensive income for the year, net of tax			(22,646)	(10,706)		(49,785)
Attributable to:
Equity holders of the parent- continuing			(22,646)	(10,706)		(49,785)
Equity holders of the parent- discontinued						0
Non-controlling interest-continuing			0	0		0
Non-controlling interest- discontinued						0
Consolidated comprehensive income for the year, net of tax			$ (22,646)	$ (10,706)		$ (49,785)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[4]	Convenience translation to U.S. dollars ($) – See Note 2.2.3